Accounts Receivable, Net - Schedule of Allowance for Expected Credit Losses (Details) - Accounts Receivable [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Allowance for Expected Credit Losses [Line Items]
Opening balance	$ 820	$ 1,006	$ 635
(Reversal of provision) provision for expected credit losses	(20)	(167)	440
Foreign exchange adjustment	(21)	(19)	(69)
Ending balance	$ 779	$ 820	$ 1,006